Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Statement of Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) and the related components are included in the table below:

(in millions)	February 28, 2013	May 31, 2012
Unrealized gain (loss) on available-for-sale securities, net of tax	$3.1	$(0.5)
Unrealized gain (loss) on interest rate swaps, net of tax	(41.4)	(47.3)
Foreign currency translation adjustments	117.5	173.7
Unrecognized actuarial gain (loss) on pension assets, net of tax	(3.0)	(3.0)
	$76.2	$122.9

Accumulated other comprehensive income (loss) and the related components are included in the table below:

(in millions)	May 31, 2012	May 31, 2011
Unrecognized actuarial gain (loss) on pension assets, net of tax	$(3.0)	$1.2
Foreign currency translation adjustments	173.7	235.8
Unrealized gain (loss) on interest rate swaps, net of tax	(47.3)	(60.4)
Unrealized loss on available-for-sale securities, net of tax	(0.5)	(4.8)
Accumulated other comprehensive income	$122.9	$171.8